Commitments and Contingencies - Future minimum contractual obligations (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 1,025
2026	6,932
2027	17,574
2028	18,666
2029	18,615
2030 and thereafter	123,483
Total	$ 186,295